Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accounts payable and other liabilities	$ 43	$ 73
Stock-based compensation	623	412
Depreciation	257	(41)
Net operating loss and credit carry forwards	11,484	12,033
Other	98	2
Valuation allowance	(12,227)	(12,178)
Deferred Tax Assets, Net of Valuation Allowance, Total	278	301
Deferred tax liabilities
Nondeductible acquired intangibles	(120)	(120)
Capitalized software development costs	(158)	(127)
Deferred Tax Liabilities, Net, Total	(278)	(247)
Net deferred tax asset	$ 0	$ 54